Retirement Plans - Changes in Company's Assets and Related Obligations for its Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$ 432.9	$ 395.4
Service cost pertaining to benefits earned during the year	9.0	7.2	$ 9.0
Interest cost on projected benefit obligations	18.5	20.3	18.8
Actuarial (gains) losses	(50.1)	66.2
Benefits paid to plan participants	(17.5)	(32.2)
Settlements	0.0	(24.0)
Projected benefit obligations at end of the year	392.8	432.9	395.4
Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	302.1	319.6
Actual return on plan assets	(6.2)	32.5
Benefits paid to plan participants	(17.5)	(32.2)
Settlements	0.0	(24.0)
Fair value of pension assets at end of the year	280.8	302.1	$ 319.6
Funded status	(112.0)	(130.8)
Amounts recognized in the consolidated balance sheets:
Non-current assets	1.6	1.1
Current liabilities	(4.0)	(3.8)
Non-current liabilities	(109.6)	(128.1)
Net amount recognized	(112.0)	(130.8)
Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amounts net of tax: $(12.7) and $(41.5))	(18.2)	(62.6)
Unrecognized prior service cost (amounts net of tax: $(0.1) and $(0.1))	(0.1)	(0.1)
Net amount recognized	(18.3)	(62.7)
Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	(112.0)	(130.8)
Nonqualified trust assets	64.6	59.5
Net funded status of pension plans and SERP (supplemental)	(53.6)	(77.4)
Pension [Member]
Change in fair value of pension assets:
Company contributions	0.0	3.9
SERP [Member]
Change in fair value of pension assets:
Company contributions	2.4	2.3
Funded status of pension plans and SERP (supplemental):
Nonqualified trust assets	$ 58.4	$ 53.4